Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Enterprise Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.17%
Class C
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.74%
Class S
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.16%
Class I
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.76%
Class N
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.66%
Class R
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.41%
Class T
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.91%